Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

a. Basis of presentation

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

b. Principles of consolidation

The consolidated financial statements include the financial statements of UPL and its wholly owned subsidiary, UPI. Intercompany transactions and balances have been eliminated in consolidation.

c. Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to the fair value of share-based compensation, the fair value of the warrants for preferred shares and timing of revenue recognition.

d. Functional currency

The U.S. dollar (“Dollar”) is the currency of the primary economic environment in which the operations of the Company and subsidiary are conducted. Therefore, the functional currency of the Company is the Dollar.

Accordingly, transactions in currencies other than the Dollar are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the Dollar are measured using the official exchange rate at the balance sheet date. The effects of foreign currency re-measurements are recorded in the consolidated statements of operations as “financial income (expenses).”

e. Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

f. Short-term investments

The Company invests in short-term investments that consist of mutual and bond funds.  While these investments are considered highly liquid and available to fund current operations, there is more than an insignificant risk of change in value due to interest rate, quoted price, or penalty on withdrawal and are therefore classified as short-term investments.

We classify our short-term investments as available-for-sale in accordance with FASB ASC Topic 320, “Investments — Debt and Equity Securities”. Available-for-sale securities are carried at fair value with unrealized gains and losses reported in other comprehensive income/loss within stockholders’ equity.  There was no change in value for the period.

Short-term investments are valued using models or other valuation methodologies that use Level 2 inputs. These models are primarily industry-standard models that consider various assumptions, including time value, yield curve, volatility factors, default rates, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

g. Property and equipment

1)	Property and equipment are stated at cost, net of accumulated depreciation.
2)	The Company’s property and equipment are depreciated using the straight-line method on the basis of their estimated useful lives.

Annual rates of depreciation are as follows:

%
Computers and software	33
Laboratory equipment	15-30
Furniture	6-15
Manufacturing equipment	50

Leasehold improvements are amortized using the straight-line method over the shorter of the expected lease term and the estimated useful life of the improvements.

h. Impairment of long-lived assets

The Company tests long-lived assets, comprised solely of property and equipment, for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future undiscounted cash flows of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future discounted cash flows or some other fair value measure.

As of December 31, 2017 and 2016, the Company did not recognize an impairment loss for its long-lived assets.

i. Financial instruments

When the Company issues preferred shares, it considers the provisions of ASC 480 in order to determine whether the preferred share should be classified as a liability. If the instrument is not within the scope of ASC 480, the Company further analyzes the instrument’s characteristics in order to determine whether it should be classified within temporary equity (mezzanine) or within permanent equity in accordance with the provisions of ASC 480-10-S99.

When the Company issues other freestanding instruments, the Company first analyzes the provisions of ASC 480 in order to determine whether the instrument should be classified as a liability, with subsequent changes in fair value recognized in earnings in each period.

If the instrument is not within the scope of ASC 480, the Company further analyzes the provisions of ASC 815-40 in order to determine whether the instrument should be classified within equity or rather classified as an asset or liability, with subsequent changes in fair value recognized in earnings in each period. See note 7 and note 8.

j. Share-based compensation

The Company accounts for employees’ and directors’ share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period. As of December 31, 2016, the Company has early adopted the policy to account for forfeitures as they occur according to the FASB’s Accounting Standards Update (ASU) 2016-09, Improvements to Employee Share-Based Payment Accounting. The adjustment for the beginning of the period was not material and therefore it was not reflected in the consolidated statements of changes in shareholders’ equity.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the straight-line method and to value the awards based on the single-option award approach. Performance based awards are expensed over the requisite service period when the achievement of performance criteria is probable.

Equity awards granted to non-employees are re-measured at each reporting period at fair value until the commitment date had been reached which is usually the date the service is completed. The fair value of equity awards is charged to the statement of operations over the service period using the straight-line method.

k. Revenue recognition

Virtually all the Company’s revenues are derived from the license agreement with Allergan, to license worldwide rights to some of its products. See also Note 1. Revenue is recognized only when all of the following conditions have been met: (i) there is persuasive evidence of an arrangement; (ii) delivery has occurred: (iii) the fee is fixed or determinable: and (iv) collectability of the fee is reasonably assured.

The license agreement contains two deliverables: (a) the license component and (b) Allergan’s right to require supply services of RTGel vials from the Company.

In an arrangement with multiple deliverables, the delivered item or items shall be considered a separate unit of accounting if all of the following criteria are met:

(a) The delivered item or items have value to the customer on a standalone basis. The item or items have value on a standalone if they are sold separately by any vendor or the customer could resell the delivered item(s) on a standalone basis. In the context of a customer’s ability to resell the delivered item(s), this criterion does not require the existence of an observable market for the deliverable(s), and

(b) If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item or items is considered probable and substantially in the control of the vendor.

When deliverables are separable, arrangement consideration is allocated to the separate units of accounting based on the relative selling price of each deliverable (where the amount allocable to the delivered element is limited to the amount not contingent on the delivery of future products or services) and the appropriate revenue recognition principles are applied to each unit.

The license component has standalone value (and therefore is accounted for separately from the supply services) since Allergan can use the license for its intended purposes without the Company’s supply services. The four conditions of ASC 605 were met as of December 31, 2017 and 2016: (1) persuasive evidence of an arrangement exists since the Company and Allergan engaged with a binding agreement; (2) delivery has occurred or services have been rendered since all documents and data Allergan has requested relating to the Company’s know-how were provided before December 31, 2016 and Allergan can use the license for its intended purposes without the supply services (except for immaterial support services); (3) the fee is fixed or determinable, as indicated in the license agreement; and (4) collectability is reasonably assured.

The Company is also entitled to milestone payments and royalties based on Allergan’s revenue from its product, which are not considered fixed or determinable until their occurrence. Therefore, these amounts would only be recognized when the conditions for payment are met, and they become due and payable.

During October 2016, the consideration received in the amount of $17.5 million represented arrangement consideration for both the license of the intellectual property as well as Allergan’s right to future supply services (which would be provided in consideration for future payments to the Company according to the pricing stipulated in the supply agreement). The Company determined that the pricing of the supply services represents their standalone selling price. Accordingly, the Company allocated the entire upfront fee of $17.5 million to the license component. In addition, revenue from the supply services would be recorded in an amount equal to the consideration stipulated in the agreement for these services, when these services are provided.

During July 2017, the Company earned a milestone payment of $7.5 million resulting from Allergan’s submission of an IND application for the Company’s RTGel in combination with Allergan’s BOTOX for the treatment of overactive bladder to the U.S. FDA. The Company received the milestone payment in August 2017. This milestone was recognized as revenue during the year ended December 31, 2017, as conditions for payment were met and the milestone payment was considered fixed or determinable.

l. Research and development costs

Research and development costs are expensed as incurred and consist primarily of the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, subcontractors and materials used for research and development activities, including preclinical studies, clinical trials, manufacturing costs and professional services. The costs of services performed by others in connection with the research and development activities of an entity, including research and development conducted by others on behalf of the entity, shall be included in research and development costs. Grants received from the Israel Innovation Authority, f/k/a the Office of the Chief Scientist of Israel’s Ministry of Industry, Trade and Labor (the “IIA”) are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received. The grant is deducted from the research and development expenses as the applicable costs are incurred. In the year ended December 31, 2016, the Company had an increase of $175 to its research and development expenses as a result of its decision not to pursue one of its research programs that had been approved as a result of other financing opportunities. For the year ended December 31, 2016 an amount of $126 was received from Allergan, in connection with the pre-clinical collaboration agreement signed in August 2015 and deducted from the research and development expenses.

The costs of intangibles that are purchased from others for a particular research and development project and that have no alternative future uses (in other research and development projects or otherwise) and therefore no separate economic values are research and development costs at the time the costs are incurred.

m. Income tax

1) Deferred taxes

Deferred taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future.

2) Uncertain income tax positions

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax benefit as the largest amount that is more likely than not of being realized upon ultimate settlement. As of December 31, 2017 and 2016, the Company had not accrued a provision for uncertain tax positions.

n. Loss per share

Basic loss per share (“LPS”) is computed by dividing net loss for the year, after reducing cumulative dividends on preferred shares, by the weighted average number of ordinary shares of the Company outstanding for each period.

The calculation of diluted net loss per share excludes potential share issuances of ordinary shares upon the exercise of share options, warrants for preferred shares and convertible preferred share as each of their effect is anti-dilutive.

o. Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

p. Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and short-term investments. The Company deposits cash and cash equivalents with highly rated financial institutions, and, as a matter of policy, limits the amounts of credit exposure to any single financial institution. The Company has not experienced any credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments.

q. Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments. The Company operates in one operating segment.

r. IPO Costs

The Company accounts for IPO costs in accordance with SEC Staff Accounting Bulletin Topic 5A. Costs directly attributable to a proposed or actual offering of securities are deferred and recorded against the gross proceeds of the offering upon completion. During the year ended December 31, 2016, the Company recorded $1.7 million in general and administrative expenses related to IPO costs.

s. Newly issued and recently adopted accounting pronouncements

1)

In August 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-15—Presentation of Financial Statements—Going Concern (ASC Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”. The update requires management to assess a company’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. All entities are required to apply the new requirements in annual periods ending after December 15, 2016, and interim periods thereafter. The adoption of the guidance did not have a material impact on the Company’s financial statements.

2)

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (“Topic 606”, “ASU 2014-09”, or “the New Revenue Standard”). ASU 2014-09 requires entities to recognize revenue that represents the transfer of promised goods or services to customers in an amount equivalent to the consideration to which the entity expects to be entitled to in exchange for those goods or services. The following steps should be applied to determine this amount: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. ASU 2014-09 supersedes the revenue recognition requirements in ASU 605, “Revenue Recognition,” and most industry-specific guidance in the Accounting Standards Codification. The New Revenue Standard is effective for the Company for annual reporting periods, including interim periods therein, beginning January 1, 2018. The New Revenue Standard may be applied retrospectively with the cumulative effect recognized as of the date of adoption (modified retrospective method). The Company will adopt the New Revenue Standard using modified retrospective method. The Company has substantially completed its assessment of the New Revenue Standard and identified two revenue streams (1) licensing revenue and (2) revenue from clinical supply of RTGel per the license agreement with Allergan. The implementation of the New Revenue Standard will not have a material impact on the amount or timing of the Company’s current revenue recognition related to these revenue streams.

3)

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842 or “ASU 2016-02”). ASU 2016-02 supersedes existing guidance in Leases (Topic 840). The revised standard requires lessees to recognize the assets and liabilities arising from leases with lease terms greater than twelve months on the balance sheet, including those currently classified as operating leases, and to disclose key information about leasing arrangements. Lessees will be required to recognize a lease liability and a right-of-use asset on their balance sheets, while lessor accounting will remain largely unchanged. The guidance is effective for annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact the adoption of ASU 2016-02 will have on its consolidated financial statements and related disclosures.

4)

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments,” which addresses the presentation of restricted cash and restricted cash equivalents (or amounts generally described as such) within the statement of cash flows under ASC 230, Statement of Cash Flows, with the intent to reduce diversity in practice. Among others, this ASU addresses cash flow treatment such as debt prepayment or debt extinguishment costs and proceeds from the settlement of insurance claims. Entities are required to disclose how the statement of cash flows reconciles to the balance sheet if restricted cash is shown separately from cash and cash equivalents on the balance sheet. Entities must also disclose information about the nature of the restrictions. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. A retrospective basis adoption is required. The Company believes the adoption of the guidance will be immaterial to its financial statements.

5)

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash” (“ASU 2016-18”). ASU 2016-18 amends the classification and presentation of changes in restricted cash or restricted cash equivalents in the statement of cash flows. The ASU 2016-18 is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company believes the adoption of the guidance will be immaterial to its financial statements.